CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020
European Wax Center, Inc. and Subsidiaries
Related party consulting fees	$ 17	$ 33	$ 117	$ 133